STOCKHOLDERS' EQUITY (Details 3) - $ / shares	3 Months Ended			9 Months Ended	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Dec. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
Granted				996,535
Equity Incentive Plan
Shares available for grant, beginning	1,369,606	1,447,406	1,470,092	1,470,092	3,000,000	0
Granted	(896,049)	(77,800)	(22,686)		1,529,908	3,000,000
Shares available for grant, ending	473,557	1,369,606	1,447,406	473,557	1,470,092	3,000,000
Number of options outstanding, beginning	1,630,394	1,552,594	1,529,908	1,529,908	0	0
Number of options granted	896,049	77,800	22,686		1,529,908	0
Number of options outstanding, ending	2,526,443	1,630,394	1,552,594	2,526,443	1,529,908	0
Weighted average exercise price outstanding, beginning	$ 0.95	$ 0.88	$ 0.86	$ 0.86	$ .00	$ 0.00
Weighted average exercise price granted	2.25	2.25	2.25		.84	0.00
Weighted average exercise price outstanding, ending	$ 1.41	$ 0.95	$ 0.88	$ 1.41	$ 0.86	$ .00